REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands		1 Months Ended
	May 30, 2023 USD ($) shares	May 30, 2023 USD ($)	Aug. 06, 2024 shares	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2023 $ / shares shares	May 30, 2023 ₪ / shares shares	May 30, 2023 $ / shares shares
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Purchase of investment | $	$ 538
Issuance expenses | $		$ 3
Class of Warrant or Right, Outstanding			925
Warrants issued						2,413	2,413
Exercise price (in Dollars per share) | $ / shares							$ 222.92
Subsidiaries [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Purchase of investment | $	$ 3,000
Shares of acquisition by subsidiary	13,458
Conversion of units	13,458
Preferred Stock [Member] | Series A-4 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | ₪ / shares				₪ 0.09		₪ 0.09
Preferred shares issued				2,413	2,413	2,413	2,413
Issuance expenses | $	$ 16
Exercise price (in Dollars per share) | $ / shares					$ 222.92